12. Derivatives Liability	3 Months Ended
Dec. 31, 2013
Notes
12. Derivatives Liability

12.                Derivatives Liability

The derivatives liability as of December 31, 2013 and September 30, 2013 was $0 and $795,151, respectively.  The elimination of the derivatives liability was due to the conversion of notes payable with variable conversion features.  During the three months ended December 31, 2013, the Company estimated the fair value of the embedded derivatives prior to their conversion and elimination using a binomial option-pricing model with the following assumptions, according to the instrument: exercise price of $0.75 per share; risk free interest rate of 0.10%; expected life of 0.63 years; expected dividends of 0%; a volatility factor of 108%; and a stock price of $1.00.  The expected lives of the instruments were equal to the average term of the conversion option.  The expected volatility is based on the historical price volatility of the Company’s common stock.  The risk-free interest rate represents the U.S. Treasury constant maturities rate for the expected life of the related conversion option. The dividend yield represents anticipated cash dividends to be paid over the expected life of the conversion option.  The gain on derivative liabilities for the three months ended December 31, 2013 and 2012 was $479,737 and $38,337, respectively.